Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000234286 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234286 | FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234286 | FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234286 | FR_53263P105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234286 | FR_90041L105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234286 | FR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234286 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234286 | FR_125141101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234286 | FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234286 | FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234286 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000234286 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000234286 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000234286 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000234286 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000234286 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000234286 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234286 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234286 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234286 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000234286 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000256748 | FR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256748 | FR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000256748 | FR_912810SW9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256748 | FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256748 | FR_91282CMG3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256748 | FR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256748 | FR_9128285M8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256748 | FR_91282CPF2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256748 | FR_3140W06P5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000256748 | FR_31427QR46
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256748 | NR
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000256748 | BA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256748 | BAA
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000256748 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000256748 | B
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256748 | A
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000256748 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000256748 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000256748 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256748 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000256748 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000256748 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000256748 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256748 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000256748 | SectorU.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000256748 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000256748 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256748 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000256748 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000256748 | AssetLong-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000263595 | FR_55261F104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263595 | FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000263595 | FR_428291108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263595 | FR_902973304
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000263595 | FR_228368106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000263595 | FR_369550108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000263595 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263595 | FR_44107P104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263595 | FR_98311A105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263595 | FR_828730200
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000263595 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000263595 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000263595 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000263595 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000263595 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000263595 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000263595 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000263595 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000263595 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000263595 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000263595 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000263595 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000256749 | FR_91282CMH1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256749 | FR_95000U3U5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256749 | FR_91282CKR1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000256749 | FR_00287YEC9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256749 | FR_002824BY5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256749 | FR_02079KBJ5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256749 | FR_43849RAD7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000256749 | FR_38141GC85
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000256749 | FR_46647PEA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000256749 | FR_254687GC4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000256749 | NR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000256749 | BA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256749 | BAA
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000256749 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000256749 | A
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000256749 | AA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000256749 | AAA
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000256749 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000256749 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000256749 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000256749 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256749 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256749 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000256749 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000256749 | SectorU.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000256749 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000256749 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256749 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000256749 | AssetLong-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000263596 | FR_576485205
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000263596 | FR_84857L101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000263596 | FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263596 | FR_G2717C106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263596 | FR_092113109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000263596 | FR_402635502
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000263596 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000263596 | FR_59151K108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000263596 | FR_04911A107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263596 | FR_680033107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263596 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000263596 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000263596 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000263596 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000263596 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000263596 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000263596 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000263596 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000263596 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000263596 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000263596 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000263596 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%